DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - Mar. 31, 2024 € in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions, $ in Millions	USD ($)	EUR (€)	GBP (£)	SEK (kr)	CAD ($)	CLP ($)
Foreign currency forward contracts:
Derivative [Line Items]
Notional amount	$ 55.6	€ 283.5	£ 6.7	kr 58.7	$ 16.0	$ 17,800.0
Interest rate swap contracts:
Derivative [Line Items]
Notional amount	$ 700.0